Production Costs - Employee Compensation and Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
NRV adjustments to inventory	$ (400)	$ 24,300
Wages, salaries and bonuses	288,015	181,957
Share-based compensation	4,448	2,957
Total employee compensation and benefit expenses	292,463	184,914
Less: Expensed within General and Administrative expenses	(16,156)	(13,919)
Less: Expensed within Exploration expenses	(4,623)	(3,116)
Employee compensation and benefits expenses included in production costs	$ 271,684	$ 167,879